Earnings per Share	12 Months Ended
Apr. 30, 2014
Earnings Per Share [Abstract]
Earnings per Share

The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2014	2013	2012
Net income	$565.2	$544.2	$459.7
Net income allocated to participating securities	4.5	4.7	4.2

Net income allocated to common stockholders	$560.7	$539.5	$455.5

Weighted-average common shares outstanding	103,504,121	107,881,519	112,212,677
Dilutive effect of stock options	14,346	23,256	49,616

Weighted-average common shares outstanding – assuming dilution	103,518,467	107,904,775	112,262,293

Net income per common share	$5.42	$5.00	$4.06

Net income per common share – assuming dilution	$5.42	$5.00	$4.06